Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [Abstract]
Calculation of Basic and Diluted Earnings Per Share
Basic earnings per share is calculated by dividing the net profit attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the financial year.

	2025 US$’000	2024 US$’000	2023 US$’000
Net profit attributable to equity holders of the Company	339,682	774,035	793,275

(a)	Basic earnings per share

	2025	2024	2023
Number of shares
Issued common shares at 1 January	512,563,532	506,820,170	503,388,593
Effect of share options exercised satisfied from treasury shares	12,352,736	10,849,214	5,308,923
Effect of new shares issued	—	4,609,675	2,876,884
Effect of treasury shares purchased	(26,738,326)	(12,181,501)	(6,430,681)
Weighted-average number of ordinary shares at 31 December	498,177,942	510,097,558	505,143,719
Basic earnings per share (US$ per share)	0.68	1.52	1.57

(b)	Diluted earnings per share

	2025	2024	2023
Number of shares
Weighted-average number of ordinary shares (basic)	498,177,942	510,097,558	505,143,719
Effect of share options on issue	5,935,695	5,010,957	3,544,217
Weighted-average number of ordinary shares at 31 December	504,113,637	515,108,515	508,687,936
Diluted earnings per share (US$ per share)	0.67	1.50	1.56